Short-Term Borrowings (narrative) (detail) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	$ 233,000,000
Debt, Weighted Average Interest Rate	1.92%
Pledged Assets, Not Separately Reported, Other	542,400,000
Notes Payable	9,903,000	12,255,000
Short-term Debt, Weighted Average Interest Rate	1.67%	1.65%
Production Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	400,000,000
Nonproduction Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	300,000,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 11,000,000	$ 10,600,000